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Alliance
Municipal
Trust

- Connecticut Portfolio

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                           AllianceCapital [LOGO](R)

Annual Report
June 30, 2000

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

LETTER TO SHAREHOLDERS         Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

August 2, 2000

Dear Shareholder:

We are  pleased  to provide  you with an update of  Alliance  Municipal  Trust
- Connecticut Portfolio for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000 -- some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid sthe groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Municipal Trust - Connecticut Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2000                  Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

  Principal
   Amount
   (000)        Security(a)                             Yield          Value
-------------------------------------------------------------------------------
                MUNICIPAL BONDS -  99.9%
                ARKANSAS - 2.2%
                Blytheville IDA
                (Nucor Corp. Project)
                Series 98
                AMT
$    3,500      6/01/28 (b)......................       5.00%     $   3,500,000
                                                                  -------------
                CONNECTICUT - 79.9%
                Connecticut Development
                Authority
                (Central Vermont Public
                Service)
                Series 85
     1,000      12/01/15 (b).....................       4.30          1,000,000
                Connecticut Development
                Authority
                (Independent Living)
                Series 90
     6,610      7/01/15 (b)......................       4.65          6,610,000
                Connecticut Development
                Authority
                (Northeast Foods, Inc.)
                Series 98
                AMT
     4,900      6/01/13 (b)......................       4.90          4,900,000
                Connecticut Development
                Authority
                (Pierce Memorial Baptist
                Home)
                Series 99
       990      10/01/28 (b).....................       4.63            990,000
                Connecticut Development
                Authority
                (Rand Whitney Project)
                Series 93
                AMT
     9,500      8/01/23 (b)......................       4.20          9,500,000
                Connecticut Development
                Authority
                (Regional YMCA Western
                Connecticut)
                Series 88
       798      6/01/08 (b)......................       4.75            798,000
                Connecticut Development
                Authority PCR
                (Connecticut Light and
                Power Co.)
                Series 96A AMBAC
                AMT
    11,900      5/01/31 (b)......................       4.40         11,900,000
                Connecticut GO
                Series 92B
     1,000      11/15/00.........................       3.80          1,007,814
                Connecticut GO
                Series 95A
     2,000      3/15/01..........................       4.10          2,012,294
                Connecticut GO
                Series 95B
     3,385      10/01/00.........................       3.95          3,398,814
                Connecticut GO
                Series 97B
    10,500      5/15/14 (b)......................       4.30         10,500,000
                Connecticut HEFA
                (Ascension Health Credit
                Group)
                Series 99B
     8,400      11/15/29 (b).....................       5.00          8,400,000
                Connecticut HEFA
                (Bradley Health Care)
                Series 97B
     5,500      7/01/29 (b)......................       4.10          5,500,000
                Connecticut HEFA
                (Charlotte Hungerford
                Hospital)
                Series 98C
     2,080      7/01/13 (b)......................       4.60          2,080,000
                Connecticut HEFA
                (Community Renewal
                Team)
                Series A
     2,085      7/01/19 (b)......................       4.60          2,085,000
                Connecticut HEFA
                (Connecticut State
                University Systems)
                FSA Series 99C
     1,035      11/01/00.........................       3.90          1,042,080
                Connecticut HEFA
                (Ethel Walker School)
                Series 00A
     4,250      7/01/29 (b)......................       4.65          4,250,000
                Connecticut HEFA
                (Jerome Home Project)
                Series 97C
     3,525      7/01/29 (b)......................       4.10          3,525,000
                Connecticut HEFA
                (Kingswood-Oxford
                School Inc.)
                Series 89
       910      2/01/09 (b)......................       4.75            910,000

                               Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

  Principal
   Amount
   (000)        Security(a)                             Yield          Value
-------------------------------------------------------------------------------
                Connecticut HEFA
                (Marvelwood School)
                Series 00A
$    1,100      7/01/30 (b)......................       4.50%     $   1,100,000
                Connecticut HEFA
                (Pomfret School Issue)
                Series 95A
     1,000      7/01/24 (b)......................       4.65          1,000,000
                Connecticut HEFA
                (St. Mary's Hospital)
                Series 90C
                Pre-refunded
     1,500      7/01/00..........................       7.38          1,530,000
                Connecticut HEFA
                (St. Raphel Hospital)
                Series 98J
     5,000      7/01/22 (b) .....................       4.50          5,000,000
                Connecticut HEFA
                (St. Raphel Hospital)
                Series 98K
     2,100      7/01/22 (b) .....................       4.50          2,100,000
                Connecticut HEFA
                (Summerwood at
                University Park)
                Series 00A
     1,900      7/01/30 (b) .....................       4.50          1,900,000
                Connecticut HEFA
                (Yale University)
                Series 97T
     3,400      7/01/29 (b)......................       4.35          3,400,000
                Connecticut HEFA
                (Yale University)
                Series 99U
     5,000      7/01/33 (b) .....................       4.55          5,000,000
                Connecticut Special
                Assesment
                (Unemployment Revenue)
                Series 93C FGIC (PPB)
     4,500      11/15/01 (b) ....................       4.35          4,500,000
                Connecticut Special
                Tax Obligation
                (2nd Lien Transportation
                Infrastructure)
                Series 90-1
    10,700      12/01/10 (b) ....................       4.75         10,700,000
                Connecticut Special
                Tax Obligation
                (Transport Infrastructure
                Escrowed to Maturity)
                Series 91
     3,000      10/01/00 ........................       3.73          3,045,968
                Connecticut Special
                Tax Obligation
                (Transport Infrastructure)
                Series 92B
     4,275      9/01/00 .........................       3.25          4,285,905
                Hartford GO
                FGIC Series 00
     1,000      6/15/01 .........................       4.38          1,033,478
                Meriden GO
                AMBAC Series 99
     2,670      8/01/00 .........................       3.50          2,672,861
                Norwalk GO
                Series 99
     1,000      7/12/00 .........................       3.33          1,000,049
                                                                  -------------
                                                                    128,677,263
                                                                  -------------
                GEORGIA - 1.3%
                Gainesville & Hall
                County
                (Senior Living Facility
                Lanier Village)
                Series 99A
     2,000      11/15/10 (b) ....................       4.80          2,000,000
                                                                  -------------
                ILLINOIS - 1.3%
                Madison County
                (Shell Oil/Wood River
                Project)
                Series 97
                AMT
     1,100      4/01/32 (b) .....................       4.70          1,100,000
                St. Charles IDA
                (Pier 1 Imports - Midwest
                Project)
                AMT
     1,000      12/15/26 (b) ....................       5.15          1,000,000
                                                                  -------------
                                                                      2,100,000
                                                                  -------------
                INDIANA - 3.1%
                Whitting PCR
                (Amoco Oil Project)
                Series 99
                AMT
     5,000      1/01/26 (b) .....................       4.70          5,000,000
                                                                  -------------

STATEMENT OF NET ASSETS (continued)                   Alliance Muncipal Trust -
                                                      Connecticut Portfolio
===============================================================================

  Principal
   Amount
   (000)        Security(a)                             Yield          Value
-------------------------------------------------------------------------------

                PENNSYLVANIA - 1.0%
                Allegheny County IDA
                (Carrington of South Hills)
                Series 96
                AMT
     1,600      7/01/26 (b) .....................       4.90%     $   1,600,000
                                                                  -------------
                TENNESSEE - 3.7%
                Volunteer Student
                Fdg Corp.
                (Student Funding Corp.)
                Series 87A-3
                AMT
     6,000      12/01/17 (b) ....................       4.85          6,000,000
                                                                  -------------
                TEXAS - 6.2%
                Gulf Coast IDA
                (Citgo Petroleum Corp.)
                Series 94
                AMT
     2,300      4/01/26 (b) .....................       4.75          2,300,000
                Gulf Coast SWR
                (Citgo Petroleum Corp.)
                Series 95
                AMT
     1,500      5/01/25 (b) .....................       4.75          1,500,000
                Panhandle Plains
                (Student Loan Revenue)
                Series 95A
                AMT
     1,500      6/01/21 (b) .....................       4.80          1,500,000
                Panhandle Plains
                (Student Loan Revenue)
                Series 97X
                AMT
     3,500      6/01/27 (b) .....................       4.80          3,500,000
                Port Corpus Christi IDA
                (Citgo Petroleum Corp.)
                Series 98-2
                AMT
     1,200      8/01/28 (b) .....................       4.75          1,200,000
                                                                  -------------
                                                                     10,000,000
                                                                  -------------
                WASHINGTON - 1.2%
                Port of Port Angeles IDA
                (Daishowa America Project)
                Series 92B
                AMT
     2,000      8/01/07 (b) .....................       4.95          2,000,000
                                                                  -------------
                Total Municipal Bonds
                (amortized cost
                $160,877,263) ...................                   160,877,263
                                                                  -------------

                COMMERCIAL PAPER  -  3.4%
                CONNECTICUT  -  3.4%
                Connecticut Development
                Authority
                (New England Power Co.
                Project)
                Series 99
     2,000      7/10/00 .........................       4.05          2,000,000
                Connecticut HEFA
                (Yale University)
                Series S-2
     1,500      9/05/00 .........................       4.05          1,500,000
                Connecticut Special
                Assessment Injury
                Fund Notes
                Series 97
     2,000      9/14/00 .........................       4.60          2,000,000
                                                                  -------------
                Total Commercial Paper
                (amortized cost
                $5,500,000) .....................                     5,500,000
                                                                  -------------
                TOTAL INVESTMENTS - 103.3%
                (amortized cost
                $166,377,263) ...................                   166,377,263
                Other assets less
                liabilities - (3.3%) ............                   (5,377,430)
                                                                  -------------
                NET ASSETS - 100%
                (offering and redemption
                price of $1.00 per share;
                161,029,425 shares
                outstanding) ....................                 $ 160,999,833
                                                                  =============

                               Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC      - American Municipal Bond Assurance Corporation
      AMT        - Alternative Minimum Tax
      FGIC       - Financial Guaranty Insurance Company
      FSA        - Financial Security Assurance, Inc.
      GO         - General Obligation
      HEFA       - Health & Educational Facility Authority
      IDA        - Industrial Development Authority
      PCR        - Pollution Control Revenue
      SWR        - Solid Waste Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000       Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

INVESTMENT INCOME
   Interest ..................................................      $ 6,012,615
EXPENSES
   Advisory fee (Note B) .....................................      $   827,556
   Distribution assistance and administrative service (Note C)          737,017
   Custodian fees ............................................           74,034
   Transfer agency (Note B) ..................................           70,349
   Printing ..................................................           24,681
   Audit and legal fees ......................................           18,026
   Registration fees .........................................           10,655
   Trustees' fees ............................................            3,172
   Miscellaneous .............................................            2,314
                                                                    -----------
   Total expenses ............................................        1,767,804
   Less: expense reimbursement ...............................        (112,692)
                                                                    -----------
   Net expenses ..............................................        1,655,112
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................      $ 4,357,503
                                                                    ===========

-------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                  Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

                                                Year Ended           Year Ended
                                             June 30, 2000        June 30, 1999
                                             -------------       --------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .................... $   4,357,503       $   3,397,313
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ....................   (4,357,503)         (3,397,313)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ....................   17,598,560          19,294,307
                                             -------------       -------------
   Total increase ...........................   17,598,560          19,294,307
NET ASSETS
   Beginning of period ......................  143,401,273         124,106,966
                                              -------------       -------------
   End of period ............................ $ 160,999,833       $ 143,401,273
                                              =============       =============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                  Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, ,at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

-------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2000, the reimbursement amounted to $112,692.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $34,118 for the year ended June 30, 2000.

For the year ended June 30, 2000, the Fund's expenses were reduced by $645 under an expense offset arrangement with Alliance Fund Services, Inc.

                              Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2000, the distribution fee amounted to $413,778. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2000, such payments by the Portfolio amounted to $323,239, a substantial portion of which was paid to the Adviser and its affiliates.

-------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $18,875, of which, $16,849 expires in 2002 and $2,026 expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

-------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2000, capital paid-in aggregated $161,018,708. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended       Year Ended
                                                     June 30,         June 30,
                                                       2000             1999
                                                   -------------   ------------
Shares sold ..................................       521,258,914    489,172,712
Shares issued on reinvestments of dividends...         4,357,503      3,397,313
Shares redeemed ..............................     (508,017,857)  (473,275,718)
                                                   -------------   ------------
Net increase .................................        17,598,560     19,294,307
                                                   =============  ============

FINANCIAL HIGHLIGHTS           Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Year Ended June 30,
                                      -------------------------------------------------------------
                                         2000         1999          1998         1997          1996
                                      ------      --------      --------     --------      --------

Net asset value, beginning of period .$ 1.00      $   1.00      $   1.00     $   1.00      $   1.00
                                      ------      --------      --------     --------      --------
Income From Investment Operations
Net investment income (a) ..........   .026          .022          .027         .027          .028
                                      ------      --------      --------     --------      --------
Less: Dividends
Dividends from net investment income .(.026)        (.022)        (.027)       (.027)        (.028)
                                      ------      --------      --------     --------      --------
Net asset value, end of period .......$ 1.00      $   1.00      $   1.00     $   1.00      $   1.00
                                      ======      ========      ========     ========      ========

Total Return
Total investment return based on net
  asset value (b) .....................2.66%         2.25%         2.75%        2.76%         2.88%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $161,000      $143,401      $124,107     $102,612      $ 95,812
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements ....................1.00%         1.00%          .93%         .80%          .80%
  Expenses, before waivers and
    reimbursements ....................1.07%         1.07%         1.06%        1.10%         1.15%

        Net investment income (a) .....2.63%         2.22%         2.69%        2.72%         2.84%


------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT
ACCOUNTANTS                   Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Connecticut Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Connecticut Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                                Alliance Muncipal Trust - Connecticut Portfolio
===============================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)     Members of the Audit Committee.


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Alliance Municipal Trust - Connecticut Portfolio                ---------------
1345 Avenue of the Americas, New York, NY 10105                     BULK RATE
Toll free 1 (800) 221-5672                                         U.S. POSTAGE
                                                                       PAID
Yields. For current recorded yield information on Alliance         New York, NY
Municipal Trust, call on a touch-tone telephone toll-free       Permit No. 7131
(800) 251-0539 and press the following sequence of keys:        ---------------

- - - - - - -
* * 1 2 2 8 #
- - - - - - -

For non-touch-tone telephones, call toll-free (800) 221-9513
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AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCTAR600